Segment Information (Primary segment)	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
Segment Information (Primary segment)	Segment information (Primary segment)
Grupo Santander has aligned the information in this note with the underlying information used internally for management reporting and with that presented in Grupo Santander's other public documents.
Grupo Santander executive committee has been determined to be the chief operating decision maker. Grupo Santander's operating segments reflect its organizational and managerial structures. Grupo Santander 's executive committee reviews internal reporting based on these segments to assess performance and allocate resources.
The segments are split by geographic area in which profits are earned and type of business. Grupo Santander prepares the information by aggregating the figures for Grupo Santander’s various geographic areas and business units, relating it to both the accounting data of the units integrated in each segment and that provided by management information systems. The general principles applied are the same as those used in Grupo Santander.
On 9 April 2021, Grupo Santander has announced that, starting and effective with the financial information for the first quarter of 2021, a change was made to the reportable segments to reflect the new reporting structure.
For Grupo Santander management purposes, the primary level of segmentation, which is based on Grupo Santander's management structure, comprises five reportable segments: four operating areas plus the Corporate Centre. The operating areas are: Europe, North America, South America and Digital Consumer Bank. The operating areas of the main level segmentation are:
•Europe: which comprises all the business activities carried out in the region, except for the business included in Digital Consumer Bank. Mainly in Spain, the United Kingdom, Portugal and Poland.
•North America: which comprises all the business activities carried out in Mexico and the US, which includes the holding company (SHUSA) and the businesses of Santander Bank, Santander Consumer USA, the specialized unit Banco Santander International, Santander Investment Securities (SIS) and the New York branch.
•South America: includes all the financial activities carried out by Grupo Santander through its banks in the region, mainly in Brazil, Chile and Argentina.
•Digital Consumer Bank: includes Santander Consumer Finance, which incorporates the entire consumer finance business in Europe, Openbank and ODS.
Following is the breakdown of revenue that is deemed to be recognised under Dividend income, Commission income, Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gain or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net, Other operating income and Income from assets under insurance and reinsurance contracts in the accompanying consolidated income statements for the six-month period ended 30 June 2021 and 2020.
In addition to these operating units, which report by geographic area and businesses, Grupo Santander continues to maintain the area of Corporate Centre, that includes the centralized activities relating to equity stakes in financial companies, financial management of the structural exchange rate position, assumed within the sphere of Grupo Santander's assets and liabilities committee, as well as management of liquidity and of shareholders' equity via issuances.
This financial information ('underlying basis') is computed by adjusting reported results for the effects of certain gains and losses (e.g.: capital gains, write-downs, etc.). These gains and losses are items that management and investors ordinarily identify and consider separately to understand better the underlying trends in the business.
Following is the reconciliation between the adjusted profit and the statutory profit corresponding to the six-month period ended 30 June 2021 and 2020:

	EUR million
	Revenue from ordinary activities		Profit before taxes		Profit
Segment	30-06-2021	30-06-2020	30-06-2021	30-06-2020	30-06-2021	30-06-2020
Europe	10,862	10,866	2,151	800	1,426	529
North America	7,315	8,315	2,545	878	1,628	616
South America	10,580	12,902	3,113	2,460	1,645	1,382
Digital Consumer Bank	3,245	3,119	1,008	889	569	507
Corporate Centre	(168)	165	(1,188)	(1,185)	(1,063)	(1,125)
Underlying Profit	31,834	35,368	7,629	3,842	4,205	1,909
Adjustments	—	—	(715)	(10,252)	(530)	(12,707)
Statutory Profit	31,834	35,368	6,914	(6,410)	3,675	(10,798)
Explanation of adjustments:
In the first six months of 2021, the impact of restructuring costs of EUR -530 million was mainly in the United Kingdom and Portugal.
In the first six months of 2020, an adjustment to goodwill arising from the Group´s acquisitions of EUR -10,100 million is included together with the valuation of tax assets adjustment of EUR -2,500 million, as well as restructuring and other costs of EUR -106 million: EUR -55 million in the United Kingdom, EUR -28 million in Santander Consumer Finance, EUR -10 million in Poland and EUR -13 million in Other Europe.